Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive Income
Net income	$ 2,298	$ 2,365	$ 2,034
Foreign currency translation adjustments:
Foreign currency translation adjustments	(627)	912	(481)
Gain on liquidation of foreign subsidiary	31
Changes attributable to divestments, net of tax	12	12	7
Foreign currency translation adjustments	(646)	924	(474)
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	(4)	1
Reclassification adjustments for net losses included in net income	1
Unrealized gains (losses) on available-for-sale securities	(3)	1
Pension and other postretirement plans:
Prior service costs arising during the year	(7)	(16)	(40)
Net actuarial gains (losses) arising during the year	(352)	(139)	44
Amortization of prior service cost (credit) included in net income	(24)	6	26
Amortization of net actuarial loss included in net income	69	63	62
Net losses from pension settlements included in net income	19	9	26
Changes attributable to divestments		6
Pension and other postretirement plan adjustments	(295)	(71)	118
Cash flow hedge derivatives:
Net unrealized gains (losses) arising during the year	(49)	38	16
Reclassification adjustments for net (gains) losses included in net income	21	(22)	(6)
Changes attributable to divestments		(3)
Unrealized gains (losses) of cash flow hedge derivatives	(28)	13	10
Total other comprehensive income (loss), net of tax	(972)	867	(346)
Total comprehensive income	1,326	3,232	1,688
Comprehensive income attributable to noncontrolling interests, net of tax	(110)	(177)	(118)
Total comprehensive income, net of tax, attributable to ABB	$ 1,216	$ 3,055	$ 1,570